Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.30

Infinity Loan ID	Loan Number	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
XXX	2025090372		XXX	XXX	Not Covered/Exempt	1	1	1	1	Not Applicable	No	No						XXX	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX		XXX Reviewed:XXX Times XXX Times XXX Times XXX Currently Delinquent? :XXX Total Delinquent: Mortgage/Rent Dlq Last XXX XXX:XXX Max Days Dlq Last XXX XXX:XXX Verification Type:Credit Report	XXX			No Documentation	QC Complete	XXX
XXX	2025090353		XXX	XXX	Not Covered/Exempt	1	1	1	1	Not Applicable	No	No						XXX	XXX	XXX	XXX	XXX	XXX	XXX					XXX Reviewed:XXX Times XXX Times XXX Times XXX Currently Delinquent? :XXX Total Delinquent: Mortgage/Rent Dlq Last XXX XXX:XXX Max Days Dlq Last XXX XXX:XXX Verification Type:Credit Report	XXX			No Documentation	QC Complete	XXX
XXX	2025090346	XXX	XXX	Not Covered/Exempt	2	2	2	1	Not Applicable	No	No	*** (WAIVED) Loan does not conform to program guidelines - XXX W
COMMENT:   Member XXX, owns XXX% of the entity, but is not providing a XXX.

A copy of an exception approval letter is available in the loan file.	DSCR: XXX DSCR exceeds the guideline requirement of XXX.

FICO: XXX FICO exceeds the guideline requirement of XXX.

																	Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.	XXX	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX		XXX Reviewed:XXX Times XXX Times XXX Times XXX Currently Delinquent? :XXX Total Delinquent: Mortgage/Rent Dlq Last XXX XXX:XXX Max Days Dlq Last XXX XXX:XXX Verification Type:Credit Report	XXX			No Documentation	QC Complete	XXX